Appendix 4 Additional Information Circular No. 715 of February 3, 2012	12 Months Ended
Dec. 31, 2019
DETAIL OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
APPENDIX 4 ADDITIONAL INFORMATION CIRCULAR No. 715 OF FEBRUARY 3, 2012

APPENDIX 4 ADDITIONAL INFORMATION CIRCULAR No. 715 OF FEBRUARY 3, 2012

This appendix forms an integral part of the Group’s consolidated financial statements.

a)     Portfolio stratification

-	Trade and other receivables by aging (original maturity):

	12-31-2019
	On demand	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current	Total Non- current
Trade and Other Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, gross	187,497,197	2,635,343	14,257	549,934	290,383	13,672	512,146	25,744	484,408	5,700,993	197,724,077	81,617,823
Allowance for doubtful accounts	—	—	—	—	—	—	—	—	—	(2,900,602)	(2,900,602)	—
Other receivables, gross	14,354,537	—	—	—	—	—	—	—	—	—	14,354,537	1,311,999
Total	201,851,734	2,635,343	14,257	549,934	290,383	13,672	512,146	25,744	484,408	2,800,391	209,178,012	82,929,822

	Balance as of 12-31-2018
	On demand	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current	Total Non- current
Trade and Other Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, gross	198,454,217	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	5,882,588	205,542,774	21,255
Allowance for doubtful accounts	—	—	—	—	—	—	—	—	—	(1,553,256)	(1,553,256)	—
Other receivables, gross	35,435,989	—	—	—	—	—	—	—	—	—	35,435,989	1,135,383
Total	233,890,206	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	4,329,332	239,425,507	1,156,638

-	By type of portfolio:

	Non-renegotiated portfolio as of 12-31-2019		Renegotiated portfolio as of 12-31-2019		Total portfolio as of 12-31-2019		Non-renegotiated portfolio as of 12-31-2018		Renegotiated portfolio as of 12-31-2018		Total portfolio as of 12-31-2018
Aging (original maturity) of balances of trade receivables	Number of customers	Gross value ThCh$	Number of customers	Gross value ThCh$	Number of customers	Gross value ThCh$	Number of customers	Gross value ThCh$	Number of customers	Gross value ThCh$	Number of customers	Gross value ThCh$
On demand and non-current	675	269,115,020	—	—	675	269,115,020	582	198,424,050	2	51,422	584	198,475,472
1 to 30 days	92	2,635,343	—	—	92	2,635,343	148	671,037	—	—	148	671,037
31 to 60 days	90	14,257	—	—	90	14,257	57	248,135	—	—	57	248,135
61 to 90 days	48	549,934	—	—	48	549,934	27	140,571	—	—	27	140,571
91 to 120 days	117	290,383	—	—	117	290,383	1	224	—	—	1	224
121 to 150 days	69	13,672	—	—	69	13,672	10	7,274	—	—	10	7,274
151 to 180 days	66	512,146	—	—	66	512,146	6	39,001	—	—	6	39,001
181 to 210 days	55	25,744	—	—	55	25,744	7	43,681	—	—	7	43,681
211 to 250 days	34	484,408	—	—	34	484,408	4	56,046	—	—	4	56,046
More than 251 days	489	5,700,993	—	—	489	5,700,993	354	5,882,588	—	—	354	5,882,588
Total	1,735	279,341,900	—	—	1,735	279,341,900	1,196	205,512,607	2	51,422	1,198	205,564,029

b)     Provisions and write-offs

	For the year ended
	12-31-2019	12-31-2018
Provisions and Write-offs	ThCh$	ThCh$
Provision (recovery of provision) for non-renegotiated portfolio	1,347,346	79,911
Provision renegotiated portfolio	—	17,890
Write-offs during the period	—	3,099
Total	1,347,346	100,900

c)     Number and value of operations

	For the years ended
	12-31-2019		12-31-2018
Number and Value of Operations	Last quarter	During the Year	Last quarter	During the Year
Impairment provision and recoveries
Number of operations	1	2	1	3
Value of operations, in ThCh$	—	1,347,346	—	100,900

APPENDIX 4.1 SUPPLEMENTARY INFORMATION ON TRADE RECEIVABLES

This appendix forms an integral part of the Group’s financial statements.

a)     Portfolio stratification

-	Trade receivables by aging (original maturity):

	Balance as of 12-31-2019
	On demand	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	251-365 days	More than 365 days	Total Current	Total Non-current
Trade Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Generation and transmission receivables	187,497,197	2,635,343	14,257	549,934	290,383	13,672	512,146	25,744	484,408	798,160	4,902,833	197,724,077	81,617,823
-Large customers	187,497,197	2,635,343	14,257	549,934	290,383	13,672	512,146	25,744	484,408	798,160	4,902,833	197,724,077	81,617,823
-Others	—	—	—	—	—	—	—	—	—	—	—	—	—
Allowance for doubtful Accounts	—	—	—	—	—	—	—	—	—	—	(2,900,602)	(2,900,602)	—
Unbilled services	—	—	—	—	—	—	—	—	—	—	—	—	—
Billed services	—	—	—	—	—	—	—	—	—	—	—	—	—
Total trade receivables, gross	187,497,197	2,635,343	14,257	549,934	290,383	13,672	512,146	25,744	484,408	798,160	4,902,833	197,724,077	81,617,823
Total allowance for doubtful accounts	—	—	—	—	—	—	—	—	—	—	(2,900,602)	(2,900,602)	—
Total trade receivables, net	187,497,197	2,635,343	14,257	549,934	290,383	13,672	512,146	25,744	484,408	798,160	2,002,231	194,823,475	81,617,823

	Balance as of 12-31-2018
	On demand	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	251-365 days	More than 365 days	Total Current	Total Non-current
Trade Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Generation and transmission receivables	198,454,217	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	787,999	5,094,589	205,542,774	21,255
-Large customers	198,424,050	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	787,999	5,094,589	205,512,607	—
-Others	30,167	—	—	—	—	—	—	—	—	—	—	30,167	21,255
Allowance for doubtful Accounts	—	—	—	—	—	—	—	—	—	—	(1,553,256)	(1,553,256)	—
Unbilled services	165,128,644	—	—	—	—	—	—	—	—	—	—	165,128,644	—
Billed services	33,325,573	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	787,999	5,094,589	40,414,130	21,255
Total trade receivables, gross	198,454,217	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	787,999	5,094,589	205,542,774	21,255
Total allowance for doubtful accounts	—	—	—	—	—	—	—	—	—	—	(1,553,256)	(1,553,256)	—
Total trade receivables, net	198,454,217	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	787,999	3,541,333	203,989,518	21,255

-	By type of portfolio:

	Balance as of 12-31-2019
	Up-to-date portfolio	1-30 days in arrears	31-60 days in arrears	61-90 days in arrears	91-120 days in arrears	121-150 days in arrears	151-180 days in arrears	181-210 days in arrears	211-250 days in arrears	More than 251 days in arrears	Total Current Portfolio, gross	Total Non-Current Portfolio, gross
By Type of Portfolio	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GENERATION AND TRANSMISSION
Non-renegotiated portfolio	187,497,197	2,635,343	14,257	549,934	290,383	13,672	512,146	25,744	484,408	5,700,993	197,724,077	81,617,823
-Large customers	187,497,197	2,635,343	14,257	549,934	290,383	13,672	512,146	25,744	484,408	5,700,993	197,724,077	81,617,823
-Others	—	—	—	—	—	—	—	—	—	—	—	—
Total gross portfolio	187,497,197	2,635,343	14,257	549,934	290,383	13,672	512,146	25,744	484,408	5,700,993	197,724,077	81,617,823

	Balance as of 12-31-2018
	Up-to-date portfolio	1-30 days in arrears	31-60 days in arrears	61-90 days in arrears	91-120 days in arrears	121-150 days in arrears	151-180 days in arrears	181-210 days in arrears	211-250 days in arrears	More than 251 days in arrears	Total Current Portfolio, gross	Total Non-Current Portfolio, gross
Portfolio type	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GENERATION AND TRANSMISSION
Generation and transmission	198,454,217	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	5,882,588	205,542,774	—
-Large customers	198,424,050	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	5,882,588	205,512,607	—
-Others	30,167	—	—	—	—	—	—	—	—	—	30,167	—
Total gross portfolio	198,454,217	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	5,882,588	205,542,774	—

APPENDIX 4.2 ESTIMATED SALES AND PURCHASES OF ENERGY AND CAPACITY

This appendix forms an integral part of the Group’s consolidate financial statements.

Country	chile
	12-31-2019		12-31-2018
	Energy and Capacity	Tolls	Energy and Capacity	Tolls
STATEMEMENT OF FINANCIAL POSITION	ThCh$	ThCh$	ThCh$	ThCh$
Current accounts receivable from related parties	74,269,074	2,589	29,859,410	3,122,150
Trade and other current receivables	64,404,444	7,767,884	68,899,106	24,547,426
Total Estimated Assets	138,673,518	7,770,473	98,758,516	27,669,576
Trade and other current payables to related parties	18,297,814	228,597	15,834,297	261,734
Trade and other current payables	9,658,260	7,166,421	2,675,704	13,626,518
Total Estimated Liabilities	27,956,074	7,395,018	18,510,001	13,888,252